PROPERTY AND EQUIPMENT, NET - Additional Information (Details)	1 Months Ended		12 Months Ended
	Jul. 31, 2025 USD ($)	Jul. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)
PROPERTY AND EQUIPMENT, NET
Proceeds from disposal of property and equipment			$ 779,130
Non-cash portion of consideration offset against lease payments	$ 209,089	¥ 1,502,828
Accumulated depreciation			$ 369,049	$ 760,608
Beijing Xunhuo
PROPERTY AND EQUIPMENT, NET
Total consideration received from the sale of property	988,220	7,102,828
Proceeds from disposal of property and equipment	779,130	5,600,000
Non-cash portion of consideration offset against lease payments	$ 209,089	¥ 1,502,828
Lease term	3 years	3 years
Property
PROPERTY AND EQUIPMENT, NET
Total consideration received from the sale of property	$ 988,220
Loss from disposal				578,553
Cost of property	1,173,368			760,615
Accumulated depreciation	157,916			185,755
Leasehold improvement
PROPERTY AND EQUIPMENT, NET
Cost of electronic equipment	475,998
Accumulated depreciation	369,648
Electronic equipment
PROPERTY AND EQUIPMENT, NET
Total consideration received from the sale of property	988,220
Loss from disposal				578,553	$ 6,991
Cost of electronic equipment				18,122	9,638
Accumulated depreciation				17,007	3,052
Office equipment
PROPERTY AND EQUIPMENT, NET
Loss from disposal	$ 133,582			578,553	6,991
Cost of office equipment				8,325	866
Accumulated depreciation				$ 5,747	$ 480